Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Property, Plant and Equipment
14. PROPERTY, PLANT AND EQUIPMENT

	Land	Buildings	Engineering facilities	Warehouse equipment	Transportation vehicles	Computer equipment	Other computer hardware and office facilities	Construction in-progress	Total
Cost
Balance at January 1, 2019	80	1,279	221	1,733	172	588	800	660	5,533

Additions	—	—	—	—	—	—	—	3,833	3,833
Transfer	—	544	68	2,070	—	445	1,124	(4,251)	—
Reclassification to right-of-use assets	—	—	—	—	(118)	—	—	—	(118)
Disposals	—	—	—	(10)	—	(13)	(16)	—	(39)

Balance at December 31, 2019	80	1,823	289	3,793	54	1,020	1,908	242	9,209

Additions	—	—	—	—	—	—	—	6,618	6,618
Transfer	—	—	14	4,240	—	792	1,452	(6,498)	—
Disposals	—	—	—	(93)	—	(80)	(113)	—	(286)

Balance at December 31, 2020	80	1,823	303	7,940	54	1,732	3,247	362	15,541

Accumulated depreciation
Balance at January 1, 2019	—	(135)	(109)	(419)	(79)	(140)	(335)	—	(1,217)

Charge for the year	—	(38)	(19)	(352)	(7)	(250)	(213)	—	(879)
Reclassification to right-of-use assets	—	—	—	—	33	—	—	—	33
Disposals	—	—	—	5	—	10	15	—	30

Balance at December 31, 2019	—	(173)	(128)	(766)	(53)	(380)	(533)	—	(2,033)

Charge for the year	—	(40)	(24)	(755)	(1)	(495)	(534)	—	(1,849)
Disposals	—	—	—	80	—	74	56	—	210

Balance at December 31, 2020	—	(213)	(152)	(1,441)	(54)	(801)	(1,011)	—	(3,672)

Carrying amounts
Balance at December 31, 2019	80	1,650	161	3,027	1	640	1,375	242	7,176

Balance at December 31, 2020	80	1,610	151	6,499	—	931	2,236	362	11,869

As at December 31, 2020, the Group pledged part of its property, plant and equipment with a carrying amount of 297 (December 31, 2019: 1,238) in order to fulfil the collateral requirements for certain Group’s borrowings (note 20).